BORROWINGS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Interest expense borrowings	$ 552,671	$ 373,415	$ 283,619
Weighted average interest rate of the short-term borrowings	3.92%	3.93%
Weighted average interest rate of the long-term borrowing	4.40%	4.40%